Concentration of risk	3 Months Ended
Mar. 31, 2025
Concentration of risk
Concentration of risk

Note 12. Concentration of risk

Credit risk—The Company’s concentration of credit risk relates to financial institutions holding the Company’s cash. The Company maintains cash deposits with financial institutions that may exceed federally insured limits at times. The insurance coverage for cash deposits at each bank is $250,000. As of March 31, 2025, the cash balance in each financial institution is insured by the FDIC. Management believes that the financial institutions that hold the Company’s deposits are financially credit worthy and, accordingly, minimal credit risk exists with respect to those balances.

Customer concentration risk—For the three months ended March 31, 2025 and 2024, no customer accounted for more than 10% of the Company’s total revenues.

Vendor concentration risk—For the three months ended March 31, 2025 and 2024, no vendor accounted for over 10% of the Company’s total purchases.